CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009	$ 7,861	$ 119		$ 69,578	$ 316	$ (62,722)	$ 570
Balance, shares at Dec. 31, 2009		8,868,857
Share-based compensation for employees	31			31
Discount on convertible loan due to modification of debt	451			451
Other comprehensive income	95				76		19
Net income (loss)	745					734	11
Balance at Dec. 31, 2010	9,183	119		70,060	392	(61,988)	600
Balance, shares at Dec. 31, 2010		8,868,857
Exercise of options	116		[1]	116
Exercise of options, shares		49,790
Other comprehensive income	64				51		13
Net income (loss)	(1,519)					(1,526)	7
Balance at Dec. 31, 2011	7,844	119		70,176	443	(63,514)	620
Balance, shares at Dec. 31, 2011	8,918,647	8,918,647
Issuance of warrants to shareholders	708			708
Other comprehensive income	32				25		7
Net income (loss)	(2,055)					(2,051)	(4)
Balance at Dec. 31, 2012	$ 6,529	$ 119		$ 70,884	$ 468	$ (65,565)	$ 623
Balance, shares at Dec. 31, 2012	8,918,647	8,918,647

[1]	Represents an amount lower than $1.